COMMITMENTS AND CONTINGENCIES (Details) - Avista Public Acquisition Corp. II [Member]			11 Months Ended
	Aug. 17, 2022 USD ($)	Aug. 12, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) ITEM $ / shares	Sep. 30, 2022 ITEM
Maximum number of demands for registration of securities | ITEM			3	3
Purchase price per unit | $ / shares		$ 9.8
Deferred fee per unit | $ / shares		$ 0.2	$ 0.2
Aggregate deferred underwriting fee payable		$ 4,600,000	$ 4,600,000
Deferred underwriting fee per unit | $ / shares		$ 0.35
Additional aggregate deferred underwriting fee payable		$ 8,050,000
Percentage of deferred underwriting fee payable to third parties		50
Aggregate deferred underwriting fee payable to third parties		$ 4,025,000
Aggregate deferred underwriting fee company not to pay or allocate to third parties	$ 4,025,000
Percentage of deferred underwriting fee payable not allocated to third parties	50
Underwriting cash discount per unit | $ / shares			$ 0.35
Underwriter cash discount			$ 8,050,000